WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 70.5%
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 1.8%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	550,000		$602,167	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	263,000		273,218	(a)
Level 3 Financing Inc., Senior Notes	3.625%	1/15/29	1,330,000		1,290,100	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	1,030,000		1,116,314	(a)

Total Diversified Telecommunication Services					3,281,799

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	250,000		306,662

Interactive Media & Services - 0.6%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	550,000		544,159	(a)(b)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	590,000		570,247	(a)

Total Interactive Media & Services					1,114,406

Media - 5.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	1,670,000		1,701,062	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,120,000		3,217,500
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	450,000		468,563	(a)
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Secured Notes	5.875%	8/15/27	570,000		595,650	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	390,000		419,847
DISH DBS Corp., Senior Notes	7.750%	7/1/26	607,000		686,198
DISH DBS Corp., Senior Notes	5.125%	6/1/29	500,000		490,572
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	710,000		714,180	(a)
Summer BC Holdco B SARL, Senior Secured Notes	5.750%	10/31/26	580,000	EUR	705,435	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	310,000		327,128	(a)
Virgin Media Vendor Financing Notes IV DAC, Senior Notes	5.000%	7/15/28	840,000		868,745	(a)

Total Media					10,194,880

Wireless Telecommunication Services - 1.7%
Crystal Almond SARL, Senior Secured Notes	4.250%	10/15/24	312,000	EUR	369,577	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	270,000		292,734	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	610,000		603,137	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	1

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	1,200,000		$1,214,171
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	590,000		603,529	(a)

Total Wireless Telecommunication Services					3,083,148

TOTAL COMMUNICATION SERVICES					17,980,895

CONSUMER DISCRETIONARY - 20.6%
Auto Components - 1.6%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	380,000		389,508	(a)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	910,000		886,795
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,610,000		1,696,537	(a)

Total Auto Components					2,972,840

Automobiles - 2.8%
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,850,000		1,850,000
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,810,000		1,884,663
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,400,000		1,410,500

Total Automobiles					5,145,163

Diversified Consumer Services - 1.4%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,260,000		1,262,961	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	520,000		534,958	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	820,000		803,856	(a)

Total Diversified Consumer Services					2,601,775

Hotels, Restaurants & Leisure - 11.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	1,170,000		1,159,763	(a)
Boyne USA Inc., Senior Notes	4.750%	5/15/29	350,000		361,813	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	300,000		320,625	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	660,000		683,100	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	650,000	EUR	587,771
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	540,000		509,001	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	500,000		510,036
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	2.628%	7/16/35	1,232,000	GBP	1,344,645	(c)(d)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	670,000		682,060	(a)
MGM China Holdings Ltd., Senior Notes	4.750%	2/1/27	1,010,000		994,850	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	990,000		1,169,437	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	430,000		494,135	(a)

See Notes to Schedule of Investments.

2	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	620,000		$608,096	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	580,000		596,933	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	640,000		655,539	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,120,000	GBP	2,780,391	(c)
Saga PLC, Senior Notes	5.500%	7/15/26	650,000	GBP	861,555	(c)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000		192,726	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	820,000		792,907	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,200,000		1,215,438	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	150,000		172,875	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	370,000		370,653	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,410,000		1,393,143	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	650,000	GBP	881,831	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	250,000		239,133	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	670,000		638,803	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,140,000		1,073,287	(a)

Total Hotels, Restaurants & Leisure					21,290,546

Internet & Direct Marketing Retail - 1.4%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,570,000		2,483,288

Multiline Retail - 0.4%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	550,000	GBP	772,680	(c)

Specialty Retail - 1.4%
Foot Locker Inc., Senior Notes	4.000%	10/1/29	430,000		431,612	(a)(b)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	610,000		634,690	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	250,000		258,188	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	370,000		387,601	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	240,000	EUR	276,052	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	410,000	EUR	473,908	(a)(d)

Total Specialty Retail					2,462,051

TOTAL CONSUMER DISCRETIONARY					37,728,343

CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Primo Water Holdings Inc., Senior Notes	3.875%	10/31/28	250,000	EUR	300,534	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	3

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.4%
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	200,000	$302,330	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	310,000	388,937

Total Food Products				691,267

TOTAL CONSUMER STAPLES				991,801

ENERGY - 13.3%
Energy Equipment & Services - 0.3%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	450,000	459,025	(a)

Oil, Gas & Consumable Fuels - 13.0%
Apache Corp., Senior Notes	5.100%	9/1/40	300,000	336,369
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	130,000	140,725	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	440,000	461,318	(a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	650,000	660,871	(a)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	170,000	177,458	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,270,000	1,301,750	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	960,000	1,009,200	(d)(e)
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	270,000	287,817	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	170,000	191,420	(a)
EQT Corp., Senior Notes	3.125%	5/15/26	180,000	184,747	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	2,220,000	2,405,625
EQT Corp., Senior Notes	5.000%	1/15/29	570,000	642,504
EQT Corp., Senior Notes	3.625%	5/15/31	170,000	177,353	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	760,000	797,335	(a)
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	690,000	829,190
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	3,330,000	3,721,774
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000	1,546,875	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,980,000	1,881,564
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,900,000	1,749,055
Range Resources Corp., Senior Notes	9.250%	2/1/26	300,000	327,390

See Notes to Schedule of Investments.

4	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	210,000	$219,581
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	170,000	183,512
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,650,000	1,541,892	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	600,000	653,250	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	560,000	606,810
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	750,000	819,173
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	60,000	66,375
YPF SA, Senior Notes	6.950%	7/21/27	400,000	295,686	(a)
YPF SA, Senior Secured Notes, Step bond (4.000% to 1/1/23 then 9.000%)	4.000%	2/12/26	692,010	613,605	(a)

Total Oil, Gas & Consumable Fuels				23,830,224

TOTAL ENERGY				24,289,249

FINANCIALS - 5.6%
Banks - 2.8%
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,590,000	2,703,688	(a)(d)
Intesa Sanpaolo SpA, Subordinated Notes	4.198%	6/1/32	450,000	461,746	(a)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	510,000	565,640
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	500,000	507,328	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	810,000	825,461	(a)

Total Banks				5,063,863

Capital Markets - 1.2%
B3 SA-Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	450,000	441,450	(a)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	490,000	466,419	(a)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	400,000	443,440	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	750,000	803,812	(a)(d)(e)

Total Capital Markets				2,155,121

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	5

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 0.2%
Navient Corp., Senior Notes	6.750%	6/15/26	290,000		$320,415

Diversified Financial Services - 1.4%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,882,464		1,851,874	(a)(f)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	290,000		276,225	(c)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	200,000		187,000	(c)
Huarong Finance 2019 Co. Ltd., Senior Notes	3.750%	5/29/24	340,000		324,275	(c)

Total Diversified Financial Services					2,639,374

TOTAL FINANCIALS					10,178,773

HEALTH CARE - 4.7%
Health Care Equipment & Supplies - 0.5%
Mozart Debt Merger Sub Inc., Senior Notes	5.250%	10/1/29	510,000		513,719	(a)(b)
Mozart Debt Merger Sub Inc., Senior Secured Notes	3.875%	4/1/29	480,000		480,000	(a)(b)

Total Health Care Equipment & Supplies					993,719

Pharmaceuticals - 4.2%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	410,000		425,375	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	670,000		695,004	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	420,000	GBP	573,491	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	300,000		300,407	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	5,875,000		5,632,656

Total Pharmaceuticals					7,626,933

TOTAL HEALTH CARE					8,620,652

INDUSTRIALS - 8.5%
Aerospace & Defense - 0.4%
BWX Technologies Inc., Senior Notes	4.125%	6/30/28	670,000		688,425	(a)

Airlines - 3.4%
Air Canada, Senior Secured Notes	3.875%	8/15/26	390,000		394,017	(a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	520,000		612,887
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,320,000		2,706,585	(a)

See Notes to Schedule of Investments.

6	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Airlines - (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,284,000		$1,441,611	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,080,000		1,117,476	(a)

Total Airlines					6,272,576

Building Products - 0.2%
Ideal Standard International SA, Senior Secured Notes	6.375%	7/30/26	400,000	EUR	440,694	(a)

Commercial Services & Supplies - 1.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	470,000		464,416	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,110,000		1,107,924	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,040,000		1,062,215
CoreCivic Inc., Senior Notes	4.750%	10/15/27	190,000		166,854

Total Commercial Services & Supplies					2,801,409

Electrical Equipment - 0.6%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	1,020,000		1,099,341	(a)

Machinery - 1.2%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	890,000		913,843	(a)
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	400,000	EUR	453,326	(c)
Renk AG, Senior Secured Notes	5.750%	7/15/25	110,000	EUR	132,770	(a)
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	520,000	EUR	630,203	(a)

Total Machinery					2,130,142

Trading Companies & Distributors - 1.2%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	950,000		1,015,859	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,170,000		1,166,899	(a)

Total Trading Companies & Distributors					2,182,758

TOTAL INDUSTRIALS					15,615,345

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Viavi Solutions Inc., Senior Notes	3.750%	10/1/29	240,000		240,828	(a)

IT Services - 0.3%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	380,000		378,623	(a)
IPD 3 BV, Senior Secured Notes	5.500%	12/1/25	100,000	EUR	121,381	(a)

Total IT Services					500,004

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	7

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Software - 0.3%
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes	4.625%	5/1/28	550,000		$542,437	(a)

TOTAL INFORMATION TECHNOLOGY					1,283,269

MATERIALS - 4.4%
Chemicals - 2.0%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	790,000		840,284	(a)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	155,000	EUR	184,833	(a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	1,450,000		1,466,312	(a)
LSB Industries Inc., Senior Secured Notes	6.250%	10/15/28	160,000		161,600	(a)(b)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	900,000		922,950

Total Chemicals					3,575,979

Construction Materials - 0.6%
Cemex SAB de CV, Senior Secured Notes	7.375%	6/5/27	970,000		1,075,720	(a)

Containers & Packaging - 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	900,000		957,240	(a)(f)
Ball Corp., Senior Notes	2.875%	8/15/30	950,000		923,281
Ball Corp., Senior Notes	3.125%	9/15/31	480,000		474,638
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	200,000		210,504	(a)

Total Containers & Packaging					2,565,663

Metals & Mining - 0.4%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	730,000		772,953	(a)

TOTAL MATERIALS					7,990,315

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	700,000		677,941

Real Estate Management & Development - 1.4%
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	850,000		735,678	(c)
China SCE Group Holdings Ltd., Senior Secured Notes	6.000%	2/4/26	600,000		539,250	(c)

See Notes to Schedule of Investments.

8	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - (continued)
Country Garden Holdings Co. Ltd., Senior Secured Notes	3.300%	1/12/31	500,000	$458,125	(c)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	1,200,000	941,042	(c)

Total Real Estate Management & Development				2,674,095

TOTAL REAL ESTATE				3,352,036

UTILITIES - 0.5%
Electric Utilities - 0.2%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	350,000	323,225	(a)

Independent Power and Renewable Electricity Producers - 0.3%
Cikarang Listrindo Tbk PT, Senior Notes	4.950%	9/14/26	500,000	510,347	(a)

TOTAL UTILITIES				833,572

TOTAL CORPORATE BONDS & NOTES (cost - $124,367,331)				128,864,250

SOVEREIGN BONDS - 17.3%
Angola - 0.3%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	475,000	493,502	(a)

Argentina - 1.7%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	804,151	296,909
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	3,419,846	1,127,044
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	2,409,649	1,098,860	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	350,000	268,065	(c)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	590,000	404,156	(a)

Total Argentina				3,195,034

Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	400,000	360,004	(a)

Bahrain - 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	580,000	535,427	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	9

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 0.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,329,000	BRL	$242,380
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	234,000	BRL	41,904
Brazilian Government International Bond, Senior Notes	3.875%	6/12/30	900,000		874,080

Total Brazil					1,158,364

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	310,000		306,903	(a)

Dominican Republic - 0.8%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	540,000		550,805	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	780,000		872,633	(a)

Total Dominican Republic					1,423,438

Ecuador - 0.3%
Ecuador Government International Bond, Senior Notes, Step bond (1.000% to 7/31/22 then 2.500%)	1.000%	7/31/35	1,000,000		663,760	(a)

Egypt - 0.9%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000		226,216	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	400,000		402,709	(c)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	950,000		987,107	(a)

Total Egypt					1,616,032

El Salvador - 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	500,000		375,005	(a)

Ghana - 0.6%
Ghana Government International Bond	10.750%	10/14/30	740,000		895,807	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	270,000		256,441	(a)

Total Ghana					1,152,248

Indonesia - 0.9%
Indonesia Treasury Bond	7.000%	5/15/22	15,577,000,000	IDR	1,114,198
Indonesia Treasury Bond	6.500%	2/15/31	6,686,000,000	IDR	472,866

Total Indonesia					1,587,064

See Notes to Schedule of Investments.

10	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ivory Coast - 0.3%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	204,583		$205,351	(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	290,000		307,110	(a)

Total Ivory Coast					512,461

Jamaica - 0.3%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	500,000		583,700

Jordan - 0.2%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	300,000		324,516	(a)

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	350,000		385,479	(a)

Mexico - 1.5%
Mexican Bonos, Senior Notes	7.750%	11/23/34	25,340,000	MXN	1,252,250
Mexican Bonos, Senior Notes	7.750%	11/13/42	9,300,000	MXN	446,274
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,050,000		1,015,591

Total Mexico					2,714,115

Nigeria - 0.4%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	470,000		488,509	(c)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		208,469	(a)

Total Nigeria					696,978

Oman - 0.6%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,100,000		1,147,355	(a)

Paraguay - 0.8%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,580,000		1,522,725	(a)

Peru - 0.9%
Peruvian Government International Bond, Senior Notes	1.862%	12/1/32	1,800,000		1,639,350

Russia - 1.9%
Russian Federal Bond - OFZ	8.150%	2/3/27	31,490,000	RUB	451,894
Russian Federal Bond - OFZ	7.050%	1/19/28	102,507,000	RUB	1,402,459
Russian Federal Bond - OFZ	6.900%	5/23/29	119,990,000	RUB	1,625,079

Total Russia					3,479,432

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	11

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	400,000	$405,306	(a)

South Africa - 0.6%
Republic of South Africa Government International Bond, Senior Notes	4.300%	10/12/28	450,000	453,445
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	670,000	638,872

Total South Africa				1,092,317

Turkey - 1.6%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,050,000	2,883,851

Ukraine - 0.8%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	500,000	543,138	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	900,000	923,652	(a)

Total Ukraine				1,466,790

TOTAL SOVEREIGN BONDS (Cost - $32,007,481)				31,721,156

SENIOR LOANS - 6.3%
COMMUNICATION SERVICES - 2.1%
Media - 2.1%
Clear Channel Outdoor Holdings Inc., Term Loan B (3 mo. USD LIBOR + 3.500%)	3.629%	8/21/26	1,741,117	1,707,783	(d)(g)(h)
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	8/2/27	2,130,000	2,133,770	(d)(g)(h)

TOTAL COMMUNICATION SERVICES				3,841,553

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Royal Caribbean Cruises Ltd., Advance Term Loan	—	4/5/22	530,000	518,518	(i)

Specialty Retail - 0.3%
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/11/28	560,000	561,999	(d)(g)(h)

TOTAL CONSUMER DISCRETIONARY				1,080,517

INDUSTRIALS - 3.2%
Airlines - 3.2%
American Airlines Inc., Initial Term Loan	—	4/20/28	850,000	879,924	(i)

See Notes to Schedule of Investments.

12	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	470,000	$500,522	(d)(g)(h)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	590,000	627,430	(d)(g)(h)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	3,771,050	3,805,555	(d)(g)(h)

TOTAL INDUSTRIALS				5,813,431

MATERIALS - 0.4%
Chemicals - 0.4%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	728,175	729,358	(d)(g)(h)

TOTAL SENIOR LOANS (Cost - $11,357,456)				11,464,859

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.4%
U.S. Government Obligations - 1.4%
U.S. Treasury Notes	0.375%	1/31/26	1,000,000	978,750
U.S. Treasury Notes	0.500%	2/28/26	600,000	589,992
U.S. Treasury Notes	0.750%	3/31/26	750,000	744,844
U.S. Treasury Notes	0.750%	4/30/26	250,000	248,125

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,576,909)				2,561,711

CONVERTIBLE BONDS & NOTES - 1.3%
COMMUNICATION SERVICES - 1.0%
Media - 1.0%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,720,000	1,792,240

INDUSTRIALS - 0.3%
Airlines - 0.3%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	680,000	640,503

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,237,309)				2,432,743

ASSET-BACKED SECURITIES - 0.4%
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $739,220)	5.806%	10/15/31	750,000	742,611	(a)(d)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	13

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Targa Resources Corp., Non Voting Shares (Cost - $483,000)	9.500%		460	$497,240

COMMON STOCKS - 0.1%
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			24,992	3,232	*(j)(k)
KCAD Holdings I Ltd.			395,216,044	0	*(j)(k)(l)

TOTAL ENERGY				3,232

FINANCIALS - 0.1%
Capital Markets - 0.1%
EG Acquisition Corp., Class A Shares			23,910	232,166	*

TOTAL COMMON STOCKS (Cost - $4,856,457)				235,398

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $7,631)		5/28/28	7,970	4,703	*

TOTAL INVESTMENTS - 97.6% (Cost - $178,632,794)				178,524,671
Other Assets in Excess of Liabilities - 2.4%				4,314,168

TOTAL NET ASSETS - 100.0%				$182,838,839

See Notes to Schedule of Investments.

14	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of September 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Value is less than $1.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	15

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	57	12/21	$8,434,076	$8,265,000	$169,076

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	200,000	USD	235,169	Citibank N.A.	10/19/21	$(3,415)
USD	476,145	EUR	400,000	Citibank N.A.	10/19/21	12,637
USD	693,103	GBP	500,000	Citibank N.A.	10/19/21	19,387
USD	362,514	CAD	450,000	Goldman Sachs Group Inc.	10/19/21	7,243
USD	412,806	GBP	300,000	Goldman Sachs Group Inc.	10/19/21	8,577
USD	823,347	GBP	600,000	Goldman Sachs Group Inc.	10/19/21	14,889
USD	5,501,156	GBP	3,974,253	Goldman Sachs Group Inc.	10/19/21	146,127
EUR	3,854,709	USD	4,584,460	Morgan Stanley & Co. Inc.	10/19/21	(117,737)
USD	622,586	EUR	530,000	Morgan Stanley & Co. Inc.	10/19/21	8,437

Total						$96,145

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

17

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$128,864,250	—	$128,864,250
Sovereign Bonds	—	31,721,156	—	31,721,156
Senior Loans	—	11,464,859	—	11,464,859
U.S. Government & Agency Obligations	—	2,561,711	—	2,561,711
Convertible Bonds & Notes	—	2,432,743	—	2,432,743
Asset-Backed Securities	—	742,611	—	742,611
Convertible Preferred Stocks	—	497,240	—	497,240
Common Stocks:
Energy	—	—	$3,232	3,232
Financials	$232,166	—	—	232,166
Warrants	4,703	—	—	4,703

Total Investments	$236,869	$178,284,570	$3,232	$178,524,671

Other Financial Instruments:
Futures Contracts††	$169,076	—	—	$169,076
Forward Foreign Currency Contracts††	—	$217,297	—	217,297

Total Other Financial Instruments	$169,076	$217,297	—	$386,373

Total	$405,945	$178,501,867	$3,232	$178,911,044

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$121,152	—	$121,152

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership

19

Notes to Schedule of Investments (unaudited) (continued)

or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020
		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$73,938,270	73,938,270	$73,938,270	73,938,270

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$176	—	—

20